UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Address of principal executive offices) (Zip code)

Thomas G. Plumb
8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2018

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

ANNUAL REPORT
March 31, 2018

www.plumbfunds.com

PLUMB FUNDS

March 31, 2018

Dear Fellow Shareholders:

We are pleased to be able to report that the Plumb Funds outperformed their respective benchmarks over the 12-month period ending March 31, 2018. The Plumb Balanced Fund was up 16.98% for the year, and led its blended benchmark,* which was up 8.93%. The Plumb Equity Fund was up 31.65%, and led its blended benchmark,* which was up 13.78%.

We have maintained our “rise of innovation” secular trend thesis in investing, and it has continued to produce results.  We see innovation following a step-like pattern, with transformational new ideas stimulating new ways of thinking, with further developments arising from what has come before. We do not try to be first, looking for companies that are testing the “bleeding edge,” i.e., unproven, unprofitable stages of technological development or change. Rather, we believe to the extent we can identify true secular changes, we can attempt to look for and find the leaders with proven records in a given area and successful business plans. We believe we are living in a time of amazing change as digitization continues to fuel innovation. Developments in artificial intelligence, machine learning, and digital cloud applications affect every one of us, as products as diverse as smarter cars, new drug therapies and surgical applications, disease detection, and financial processing provide more efficient ways of doing things. Old ways continue to fall by the wayside, including in where and how we as consumers or businesspeople buy products we use in everyday life.

We continue to emphasize investments that reflect our shared sustainable values. We believe we are doing something logical yet distinct by attempting to identify good growth companies having long-term secular tailwinds. We focus on businesses where we feel secular and cyclical opportunities are aligned and thus have the potential to provide self-funding growth strategies.

We believe that innovations in global health care provide dynamic investment opportunities. Advancements in this field include new drugs, therapies, early detection, treatment, medical devices, information systems, and robotics, to name just a few. Two of the investments held by both Funds in this area, Abiomed Inc and Intuitive Surgical, Inc. were particularly large positive contributors to the Funds’ respective performance over the last fiscal year.

The digital and mobile processing of financial transactions is another field where we believe continued secular trends provide significant growth potential. In the United States, cash and checks represent a smaller and smaller share of payment transactions. Companies servicing this trend were the largest focus of the Plumb Funds’ equity investments during the 12-month period.

As the world becomes more and more inter-connected, ever larger amounts of data are transmitted, processed, and shared. We have chosen to invest in the companies that aim to provide enabling technology for the next generations of cars and other connected devices. NVIDIA and Microchip Semiconductors have added significantly to the Funds’ respective performances over the last year both of which seek to provide this technology.

PLUMB FUNDS

The Plumb Equity and Plumb Balanced Funds have different overall objectives. However, both follow our strategy of looking for long-term growth investments, even if growth is incremental at times. We believe such a strategy provides the best opportunity over the longer-term to our shareholders in light of the unpredictability of today’s markets.

We are honored and pleased that you are a shareholder of the Plumb Funds. We remain steadfast in our approach, and feel confident that it will continue to work for the long-term. We at Wisconsin Capital Management, LLC (the Plumb Funds’ advisor) are dedicated to a fundamental investment principle that we believe can offer competitive returns over a market cycle. We welcome hearing from our shareholders and look forward to continuing in our mission of helping you fulfill your financial goals with your Plumb Funds investments.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Plumb Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

PLUMB FUNDS

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Bloomberg Barclays Capital Intermediate Government/Credit Bond Index and 10% MSCI EAFE index. The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index, and 10% MSCI EAFE index. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
March 31, 2018 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
March 31, 2018 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2017 to
	October 1, 2017	March 31, 2018	March 31, 2018
Actual	$1,000.00	$1,073.10	$6.31

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.85	$6.14

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2017 to
	October 1, 2017	March 31, 2018	March 31, 2018
Actual	$1,000.00	$1,153.10	$6.82

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.60	$6.39

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2018

Average Annual Rate of Return
Periods ended March 31, 2018
					Since Inception
	1 Year	3 Year	5 Year	10 Year	of May 24, 2007
Plumb Balanced Fund	16.98%	8.81%	10.39%	6.73%	5.00%
Bloomberg Barclays
Capital Intermediate
Government/Credit
Bond Index	0.35%	0.94%	1.25%	2.92%	3.50%
MSCI EAFE Index	11.86%	2.74%	3.68%	-0.16%	-1.03%
S&P 500 Index	13.99%	10.78%	13.31%	9.49%	7.58%
Blended Benchmark	8.93%	6.59%	8.13%	6.49%	5.57%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

PLUMB FUNDS

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Blended Benchmark is made up of 55% S&P 500 Index, 35% Barclays Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Equity Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2018

Average Annual Rate of Return
Periods ended March 31, 2018
					Since Inception
	1 Year	3 Year	5 Year	10 Year	of May 24, 2007
Plumb Equity Fund	31.65%	14.94%	15.96%	9.00%	6.40%
S&P 500 Index	13.99%	10.78%	13.31%	9.49%	7.58%
MSCI EAFE Index	11.86%	2.74%	3.68%	-0.16%	-1.03%
Blended Benchmark	13.78%	9.97%	12.33%	8.53%	6.72%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Blended Benchmark is made up of 90% S&P 500 Index and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of March 31, 2018
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of March 31, 2018
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of March 31, 2018
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2018

	Shares	Value
COMMON STOCKS – 63.17%

Administrative and Support Services – 4.68%
Booking Holdings, Inc. (a)	500	$1,040,195
Mastercard, Inc. – Class A	6,000	1,050,960
		2,091,155
Beverage and Tobacco
Product Manufacturing – 5.10%
Brown-Forman Corp. – Class B	13,750	748,000
Constellation Brands, Inc. – Class A	4,800	1,094,016
PepsiCo., Inc.	4,000	436,600
		2,278,616
Chemical Manufacturing – 1.28%
Portola Pharmaceuticals, Inc. (a)	17,500	571,550

Computer and Electronic
Product Manufacturing – 8.85%
Alphabet, Inc. – Class A (a)	500	518,570
Alphabet, Inc. – Class C (a)	500	515,895
Apple, Inc.	3,000	503,340
Medtronic PLC (b)	7,500	601,650
Microchip Technology, Inc.	9,800	895,328
NVIDIA Corp.	4,000	926,360
		3,961,143
Credit Intermediation and
Related Activities – 5.83%
American Express Co.	7,500	699,600
Discover Financial Services	13,000	935,090
FleetCor Technologies, Inc. (a)	4,800	972,000
		2,606,690
Data Processing, Hosting and
Related Services – 8.28%
First Data Corp. (a)	45,000	720,000
Fiserv, Inc. (a)	10,000	713,100
Visa, Inc. – Class A	11,000	1,315,820
WEX, Inc. (a)	6,100	955,382
		3,704,302
Merchant Wholesalers, Durable Goods – 1.84%
Honeywell International, Inc.	5,700	823,707

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2018 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Miscellaneous Manufacturing – 4.35%
ABIOMED, Inc. (a)	3,500	$1,018,465
Intuitive Surgical, Inc. (a)	2,250	928,867
		1,947,332
Nonstore Retailers – 1.94%
Amazon.com, Inc. (a)	600	868,404

Oil and Gas Extraction – 1.72%
Phillips 66	8,000	767,360

Other Information Services – 1.64%
Alibaba Group Holding Ltd. – ADR (a)(b)	4,000	734,160

Pipeline Transportation – 1.23%
Enbridge, Inc. (b)	17,500	550,725

Professional, Scientific, and Technical Services – 2.80%
Exact Sciences Corp. (a)	17,500	705,775
Jack Henry & Associates, Inc.	4,500	544,275
		1,250,050
Publishing Industries (except Internet) – 9.06%
Adobe Systems, Inc. (a)	2,800	605,024
ANSYS, Inc. (a)	5,700	893,133
Dassault Systemes SE – ADR (b)	6,900	941,885
Microsoft Corp.	9,000	821,430
Tyler Technologies, Inc. (a)	3,750	791,100
		4,052,572
Rental and Leasing Services – 1.50%
Synchrony Financial	20,000	670,600

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.16%
Yum China Holdings, Inc.	12,500	518,750

Telecommunications – 1.91%
Tencent Holdings Ltd. – ADR (b)	16,000	852,640

TOTAL COMMON STOCKS
(Cost $17,969,126)		28,249,756

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2018 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS – 29.08%

Broadcasting (except Internet) – 1.12%
Time Warner Cable LLC
4.000%, 09/01/2021	$500,000	$502,365

Chemical Manufacturing – 1.07%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	478,619

Computer and Electronic
Product Manufacturing – 2.28%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	517,806
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	500,174
		1,017,980
Credit Intermediation and Related Activities – 5.10%
Bank of the Ozarks, Inc.
5.500%, 07/01/2026	500,000	522,296
General Electric Co. (c)
3.125% (3 Month LIBOR USD + 1.350%), 03/15/2023	1,000,000	998,735
Wells Fargo & Co. (c)
5.895% (3 Month LIBOR USD + 3.770%), 03/29/2049	750,000	761,693
		2,282,724
Food Manufacturing – 1.16%
Ingredion, Inc.
4.625%, 11/01/2020	500,000	517,988

Health and Personal Care Stores – 1.71%
CVS Pass-Through Trust
6.943%, 01/10/2030	236,008	267,227
Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	496,537
		763,764
Insurance Carriers and Related Activities – 1.18%
Old Republic International Corp.
4.875%, 10/01/2024	500,000	527,951

Machinery Manufacturing – 1.20%
Steelcase, Inc.
6.375%, 02/15/2021	500,000	538,452

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2018 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Merchant Wholesalers, Durable Goods – 1.13%
KLA-Tencor Corp.
3.375%, 11/01/2019	$500,000	$503,933

Merchant Wholesalers, Nondurable Goods – 1.11%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	497,655

Nonmetallic Mineral Product Manufacturing – 1.60%
Owens Corning
4.200%, 12/15/2022	700,000	716,786

Plastics and Rubber Products Manufacturing – 1.10%
Carlisle Cos., Inc.
3.500%, 12/01/2024	500,000	490,818

Professional, Scientific, and Technical Services – 1.13%
Dun & Bradstreet Corp. (d)
4.625%, 12/01/2022	500,000	503,627

Publishing Industries (except Internet) – 3.42%
CA, Inc.
2.875%, 08/15/2018	500,000	501,026
4.500%, 08/15/2023	500,000	519,909
Symantec Corp.
4.200%, 09/15/2020	500,000	507,470
		1,528,405
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 4.77%
Citigroup, Inc. (c)
3.095% (3 Month LIBOR USD + 1.350%),
04/25/2024	500,000	500,402
Fidelity National Financial, Inc.
5.500%, 09/01/2022	500,000	540,405
JPMorgan Chase & Co.
6.750%, 01/29/2050	1,000,000	1,092,250
		2,133,057
TOTAL CORPORATE BONDS
(Cost $13,109,489)		13,004,124

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2018 (Continued)

	Principal
	Amount	Value
GOVERNMENT SECURITIES & AGENCY ISSUES – 4.43%

Executive, Legislative, and Other
General Government Support – 4.43%
United States Treasury Notes
1.250%, 04/30/2019	$1,000,000	$990,410
1.250%, 05/31/2019	1,000,000	989,531

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES
(Cost $1,997,935)		1,979,941

	Shares
SHORT-TERM INVESTMENTS – 3.68%

Money Market Funds – 3.68%
Fidelity Institutional Money Market Funds –
Government Portfolio –
Institutional Class – 1.470% (e)	1,647,527	1,647,527

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,647,527)		1,647,527

Total Investments (Cost $34,724,077) – 100.36%		44,881,348
Liabilities in Excess of Other Assets – (0.36)%		(159,082)
TOTAL NET ASSETS – 100.00%		$44,722,266

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 3.55%, Canada: 1.23%, Ireland: 1.35%, France: 2.11%, Luxembourg: 1.11%.
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of March 31, 2018.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate listed is as of March 31, 2018.
(e)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2018

	Shares	Value
COMMON STOCKS – 96.06%

Administrative and Support Services – 10.04%
Booking Holdings, Inc. (a)	550	$1,144,215
Mastercard, Inc. – Class A	7,000	1,226,120
PayPal Holdings, Inc. (a)	8,000	606,960
		2,977,295
Beverage and Tobacco Product Manufacturing – 5.91%
Brown-Forman Corp. – Class B	10,000	544,000
Constellation Brands, Inc. – Class A	5,300	1,207,976
		1,751,976
Chemical Manufacturing – 2.20%
Portola Pharmaceuticals, Inc. (a)	20,000	653,200

Computer and Electronic
Product Manufacturing – 13.16%
Alphabet, Inc. – Class A (a)	900	933,426
Apple, Inc.	3,000	503,340
Guidewire Software, Inc. (a)	10,000	808,300
Microchip Technology, Inc.	9,000	822,240
NVIDIA Corp.	3,600	833,724
		3,901,030
Credit Intermediation and Related Activities – 6.62%
Discover Financial Services	13,200	949,476
FleetCor Technologies, Inc. (a)	5,000	1,012,500
		1,961,976
Data Processing, Hosting
and Related Services – 14.22%
First Data Corp. (a)	50,000	800,000
Fiserv, Inc. (a)	10,400	741,624
Visa, Inc. – Class A	12,000	1,435,440
WEX, Inc. (a)	7,900	1,237,298
		4,214,362
Merchant Wholesalers, Durable Goods – 2.93%
Honeywell International, Inc.	6,000	867,060

Miscellaneous Manufacturing – 7.27%
ABIOMED, Inc. (a)	4,000	1,163,960
Intuitive Surgical, Inc. (a)	2,400	990,792
		2,154,752
Nonstore Retailers – 3.42%
Amazon.com, Inc. (a)	700	1,013,138

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2018 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Other Information Services – 2.48%
Alibaba Group Holding Ltd. – ADR (a)(b)	4,000	$734,160

Professional, Scientific, and Technical Services – 4.99%
Exact Sciences Corp. (a)	18,700	754,171
Jack Henry & Associates, Inc.	6,000	725,700
		1,479,871
Publishing Industries (except Internet) – 17.05%
Adobe Systems, Inc. (a)	3,000	648,240
ANSYS, Inc. (a)	6,700	1,049,823
Autodesk, Inc. (a)	8,000	1,004,640
Dassault Systemes SE – ADR (b)	9,500	1,296,797
Tyler Technologies, Inc. (a)	5,000	1,054,800
		5,054,300
Rental and Leasing Services – 2.26%
Synchrony Financial	20,000	670,600

Telecommunications – 3.51%
Tencent Holdings Ltd. – ADR (b)	19,500	1,039,155

TOTAL COMMON STOCKS
(Cost $17,590,413)		28,472,875

SHORT-TERM INVESTMENTS – 3.88%

Money Market Funds – 3.88%
Fidelity Institutional Money Market Funds –
Government Portfolio –
Institutional Class – 1.47% (c)	1,150,401	1,150,401

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,150,401)		1,150,401

Total Investments (Cost $18,740,814) – 99.94%		29,623,276
Other Assets in Excess of Liabilities – 0.06%		17,375
TOTAL NET ASSETS – 100.00%		$29,640,651

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 5.98%, France: 4.38%.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Assets and Liabilities
March 31, 2018

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$44,881,348	$29,623,276
Dividends and interest receivable	141,003	14,097
Receivable for fund shares sold	106,525	46,307
Prepaid assets	33,459	29,907
Total Assets	45,162,335	29,713,587

Liabilities
Payable for investments purchased	362,058	—
Accrued distribution fee	15,351	12,984
Payable to Adviser (a)	15,058	5,666
Accrued audit expense	12,398	12,401
Administrative and accounting
services fee payable	10,330	9,603
Accrued legal fees	8,793	8,790
Accrued transfer agent fees and expenses	8,153	7,990
Payable for funds shares redeemed	675	10,000
Payable to directors	—	623
Accrued expenses and other liabilities	7,253	4,879
Total Liabilities	440,069	72,936
Net Assets	$44,722,266	$29,640,651

Net Assets Consist Of:
Paid in Capital	$34,550,575	$16,762,107
Accumulated net investment income (loss)	18,569	—
Accumulated net realized gain (loss)	(4,149)	1,996,082
Net unrealized appreciation on investments	10,157,271	10,882,462
Net Assets	$44,722,266	$29,640,651

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,554,672	1,030,027
Net asset value, offering and
redemption price per share	$28.77	$28.78

* Cost of Investments	$34,724,077	$18,740,814

(a)  See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Operations
For the Fiscal Year Ended March 31, 2018

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividend (Net of foreign withholding
taxes of $4,082 and $540, respectively)	$257,221	$152,473
Interest	439,136	8,417
Total Investment Income	696,357	160,890

Expenses:
Investment Advisor’s fee (a)	247,334	180,410
Distribution fees	74,784	61,173
Fund administration and accounting fees	59,334	55,256
Transfer agent fees and expenses	48,410	43,314
Legal fees	39,470	39,470
Director fees and expenses	29,512	22,212
Insurance expense	19,163	12,883
Audit and tax fees	15,400	15,397
Registration fees	12,307	11,549
Administrative service fees (a)	11,286	9,233
Custody fees	7,439	11,110
Printing and mailing expense	4,696	4,585
Total expenses before waiver	569,135	466,592
Less: Fees waived/reimbursed by Advisor (a)	(89,919)	(88,779)
Net expenses	479,216	377,813
Net Investment Income (Loss)	217,141	(216,923)

Realized and Unrealized Gain:
Net realized gain on investments	3,440,919	4,862,307
Net realized gain on
foreign currency translation	62	—
Net change in unrealized
appreciation on investments	1,996,363	2,707,535
Net realized gain on investments	5,437,344	7,569,842

Net Increase in Net Assets
Resulting from Operations	$5,654,485	$7,352,919

(a)  See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2018	2017
Operations:
Net investment income	$217,141	$185,451
Net realized gain on investments	3,440,919	413,290
Net realized gain on
foreign currency translation	62	—
Net change in unrealized appreciation
on investments	1,996,363	3,877,802
Net increase in net assets
resulting from operations	5,654,485	4,476,543

Dividends And Distributions To Shareholders:
Net investment income	(252,532)	(173,578)
Total dividends and distributions	(252,532)	(173,578)

Capital Share Transactions:
Proceeds from shares sold	9,376,488	925,138
Shares issued in reinvestment of dividends	123,249	74,672
Cost of shares redeemed	(3,460,399)	(4,251,050)
Net increase (decrease) in net assets
from capital share transactions	6,039,338	(3,251,240)

Total increase in net assets	11,441,291	1,051,725

Net Assets:
Beginning of year	33,280,975	32,229,250
End of year*	$44,722,266	$33,280,975

* Including accumulated undistributed net
investment income of	$18,569	$53,898

Change in Shares Outstanding:
Shares sold	331,809	40,027
Shares issued in reinvestment of dividends	4,347	3,233
Shares redeemed	(126,230)	(184,089)
Net increase (decrease)	209,926	(140,829)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2018	2017
Operations:
Net investment loss	$(216,923)	$(162,203)
Net realized gain on investments	4,862,307	934,317
Net change in unrealized appreciation
on investments	2,707,535	3,663,763
Net increase in net assets
resulting from operations	7,352,919	4,435,877

Dividends And Distributions To Shareholders:
Net realized gains	(2,950,416)	(231,808)
Total dividends and distributions	(2,950,416)	(231,808)

Capital Share Transactions:
Proceeds from shares sold	17,535,465	1,764,671
Shares issued in reinvestment of dividends	2,934,704	230,820
Cost of shares redeemed	(18,765,097)	(4,089,369)
Net increase (decrease) in net assets
from capital share transactions	1,705,072	(2,093,878)

Total increase in net assets	6,107,575	2,110,191

Net Assets:
Beginning of year	23,533,076	21,422,885
End of year*	$29,640,651	$23,533,076

* Including accumulated undistributed net
investment loss of	$—	$(34,974)

Change in Shares Outstanding:
Shares sold	649,047	73,867
Shares issued in reinvestment of dividends	107,341	10,444
Shares redeemed	(678,971)	(181,795)
Net increase (decrease)	77,417	(97,484)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

(This Page Intentionally Left Blank.)

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the Years Ended March 31,
	2018	2017	2016	2015	2014
Per share operating
performance (For a
share outstanding
throughout the period)

Net asset value,
beginning of period	$24.75	$21.69	$22.75	$20.97	$18.34
Operations:
Net investment
income(1)	0.15	0.13	0.15	0.24	0.29
Net realized and
unrealized gain (loss)	4.05	3.05	(1.05)	1.77	2.63
Total from
investment operations	4.20	3.18	(0.90)	2.01	2.92
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.18)	(0.12)	(0.16)	(0.23)	(0.29)
Total dividends
and distributions	(0.18)	(0.12)	(0.16)	(0.23)	(0.29)
Change in net asset
value for the period	4.02	3.06	(1.06)	1.78	2.63
Net asset value,
end of period	$28.77	$24.75	$21.69	$22.75	$20.97
Total return(2)	16.98%	14.70%	-3.98%	9.65%	16.01%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

	For the Years Ended March 31,
	2018	2017	2016	2015	2014
Ratios / supplemental data
Net assets,
end of period (000)	$44,722	$33,281	$32,229	$35,098	$33,410
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.50%	1.68%	1.65%	1.62%	1.58%
After expense
reimbursement
and waivers(3)	1.26%	1.28%	1.25%	1.25%	1.25%
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers(3)	0.57%	0.56%	0.65%	1.05%	1.36%
Portfolio turnover rate	37%	29%	52%	53%	46%

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.30%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the Years Ended March 31,
	2018	2017	2016	2015	2014
Per share operating
performance (For a
share outstanding
throughout the period)

Net asset value,
beginning of period	$24.70	$20.40	$24.26	$21.57	$17.87
Operations:
Net investment
income (loss)(1)	(0.21)	(0.15)	(0.10)	(0.01)	0.11
Net realized and
unrealized gain (loss)	7.84 (2)	4.69	(1.16)	2.96	3.70
Total from
investment operations	7.63	4.54	(1.26)	2.95	3.81
Dividends and distributions
to shareholders:
Dividends from net
investment income	—	—	—	(0.04)	(0.11)
Distributions from
realized gains	(3.55)	(0.24)	(2.60)	(0.22)	—
Total dividends
and distributions	(3.55)	(0.24)	(2.60)	(0.26)	(0.11)
Change in net asset
value for the period	4.08	4.30	(3.86)	2.69	3.70
Net asset value,
end of period	$28.78	$24.70	$20.40	$24.26	$21.57
Total return(3)	31.65%	22.38%	-5.76%	13.76%	21.38%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

	For the Years Ended March 31,
	2018	2017	2016	2015	2014
Ratios / supplemental data
Net assets,
end of period (000)	$29,641	$23,533	$21,423	$24,130	$23,540
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.68%	1.86%	1.82%	1.72%	1.68%
After expense
reimbursement
and waivers(4)	1.36%	1.43%	1.40%	1.40%	1.40%
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers(4)	-0.79%	-0.74%	-0.48%	-0.05%	0.38%
Portfolio turnover rate	69%	18%	41%	52%	52%

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Effective December 1, 2017, the Advisor contractually agreed to cap the Funds expenses at 1.19%. Prior to December 1, 2017, the Fund’s expense cap was 1.45%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2018

1.    ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

PLUMB FUNDS
Notes to Financial Statements
March 31, 2018 (Continued)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2018 (Continued)

The following is a summary of the inputs used, as of March 31, 2018, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Investments in:
Common Stocks*	$28,249,756	$—	$—	$28,249,756
Corporate Bonds*	—	13,004,124	—	13,004,124
Government Securities
& Agency Issues*	—	1,979,941	—	1,979,941
Short-Term Investments	1,647,527	—	—	1,647,527
Total	$29,897,283	$14,984,065	$—	$44,881,348

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Investments in:
Common Stocks*	$28,472,875	$—	$—	$28,472,875
Short-Term Investments	1,150,401	—	—	1,150,401
Total	$29,623,276	$—	$—	$29,623,276

* For detailed industry descriptions, refer to the Schedule of Investments.

As of and during the year ending March 31, 2018, no securities were transferred into or out of Level 1 or Level 2. It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the year ended March 31, 2018.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2018 (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2018, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the fiscal year ended March 31, 2018, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Accumulated
	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income	Loss	Capital
Plumb Balanced Fund	$62	$1,932,928	$(1,932,990)
Plumb Equity Fund	$251,897	$(251,897)	$—

These permanent differences relate to the expiration of capital loss carryforwards and the reclassification of net operating losses for Plumb Balanced Fund and Plumb Equity Fund, respectively.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2018 (Continued)

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

3.    DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee up to 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the year ended March 31, 2018, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $74,784 and $61,173, respectively, pursuant to the 12b-1 Plan.

4.    INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective December 1, 2017, Wisconsin Capital Management, LLC, the investment advisor to the Funds (the “Advisor”), has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each of the Funds to 1.19% of such Fund’s average daily net assets. This contractual limitation is in effect until July 31, 2018, and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to December 1, 2017, the Plumb Balanced Fund and the Plumb Equity Fund’s expense cap was 1.30% and 1.45%, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the year ended March 31, 2018, the

PLUMB FUNDS
Notes to Financial Statements
March 31, 2018 (Continued)

Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $89,919 and $88,779, respectively. There were no expense recoupments during the year ended March 31, 2018.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2018 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2019 . . . . . . . $137,257	2019 . . . . . . . $96,706
2020 . . . . . . . $130,821	2020 . . . . . . . $93,826
2021 . . . . . . . $ 89,919	2021 . . . . . . . $88,779

Effective through June 1, 2017, the Funds also had an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor. Fund administrative responsibilities included general fund management, compliance, financial reporting, and oversight and assistance to other providers. The Advisor’s administrative and accounting fees were 0.20% of the Funds’ average daily net assets, computed daily and paid monthly. Fees for the year are under Administrative service fees on the Statements of Operations. Effective June 1, 2017, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as accounting and administrator to the Funds pursuant to a Fund Administration Servicing Agreement.

5.    INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2018, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$2,247,935	$249,695	$17,034,443	$13,675,981
Plumb Equity Fund	$—	$—	$18,386,423	$20,049,503

6.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2018 certain entities and their affiliates which may control or be under common control with the Advisor including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, collectively owned 56.24% of the Plumb Balanced Fund and 62.82% of the Plumb Equity Fund.

PLUMB FUNDS
Notes to Financial Statements
March 31, 2018 (Continued)

7.    FEDERAL TAX INFORMATION

As of March 31, 2018 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$10,705,342	$11,253,757
Unrealized depreciation	(552,220)	(371,295)
Net tax unrealized
appreciation on investments	10,153,122	10,882,462
Undistributed ordinary income	18,569	411,622
Undistributed long-term capital gain	—	1,584,460
Total accumulated gains	$10,171,691	$12,878,544

The tax cost of investments as of March 31, 2018 was $34,728,226 and $18,740,814 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The Plumb Balanced Fund had $1,932,990 of capital loss carryovers which expired on March 31, 2018.  There are no other outstanding capital loss carryovers applicable to the Funds as of March 31, 2018.

Prior year capital loss carryovers of $3,307,764 and $0 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year.

As of March 31, 2018, the Funds deferred, on a tax basis, late year and post-October losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary	$—	$—
Post-October	$—	$—

PLUMB FUNDS
Notes to Financial Statements
March 31, 2018 (Continued)

8.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2018 and 2017 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Distributions paid from:
Ordinary Income	$252,532	$173,578
Total Distributions Paid	$252,532	$173,578

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Distributions paid from:
Ordinary Income	$298,128	$—
Long-Term Capital Gains	2,652,288	231,808
Total Distributions Paid	$2,950,416	$231,808

PLUMB FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Wisconsin Capital Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising Plumb Balanced Fund and Plumb Equity Fund (the “Funds”) as of March 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended  (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.

Cleveland, Ohio
May 29, 2018

PLUMB FUNDS
Additional Information (Unaudited)

1.    ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

Number of
	Position(s)	Term of		Portfolios
	Held with	Office and	Principal	in Fund	Other
Name,	Wisconsin	Length	Occupation(s)	Complex	Directorships
Address and	Capital	of Time	During Past	Overseen by	Held by
Year of Birth	Funds, Inc.	Served(1)	Five Years	Director	Director
Independent Directors:

Jay Loewi	Director	Since	Chief Executive	2	None
Birth date: 1957		May 2007	Officer, QTI
Group (staffing
company), since
November 2007;
President, QTI
Group of
Companies,
since 2002.

Harlan J.	Director	Since	Chief Financial	2	None
Moeckler		June 2017	Officer and
Birth date: 1957			Treasurer of
TradeLink Holdings
LLC (alternative
investment and
proprietary
trading firm)
since 2006.

Patrick J. Quinn	Director	Since	Currently Retired;	2	National
Birth date:1949		May 2007	President and		Presto
			Chairman of the		Industries
			Board of Ayres		since May
			Associates		2001.
(professional civil
engineering firm),
from April 2000
until retirement
in December 2010.

Roy S.	Director	Since	Currently Retired;	2	None
Schlachtenhaufen		June 2017	Senior Portfolio
Birth date: 1949			Manager at US
Bancorp Investments,
Inc. (wealth
management firm)
from 1991 until
retirement in
April 2017.

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

Number of
	Position(s)	Term of		Portfolios
	Held with	Office and	Principal	in Fund	Other
Name,	Wisconsin	Length	Occupation(s)	Complex	Directorships
Address and	Capital	of Time	During Past	Overseen by	Held by
Year of Birth	Funds, Inc.	Served(1)	Five Years	Director	Director
Interested Directors and Officers:

Thomas G.	Director,	Since	President and	2	None
Plumb(2)(3)	Chairman,	May 2007	Principal of SVA
Birth date:1952	President	Since	Plumb Wealth
	and Chief	August 1,	Management, LLC
	Executive	2017	since March 2011;
	Officer		President of SVA
	Secretary		Plumb Financial,
LLC (financial and
trust services firm)
since March 2011;
CEO of SVA Plumb
Trust Company since
March 2011; President
of Wisconsin Capital
Management, LLC,
since January 2004.

Nathan M.	Director	Since	Principal of Custer	2	None
Plumb(3)	Chief	January	Plumb Financial
Birth date: 1975	Financial	2017	Services; Chief
	Officer and	Since	Operating Officer,
	Treasurer	August 1,	Vice President, and
		2017	Corporate Secretary
of Wisconsin Capital
Management, LLC
from January 2015
to December 2016;
Portfolio Manager of
Wisconsin Capital
Management, LLC
from September 2013
to December 2016;
Assistant Portfolio
Manager of Wisconsin
Capital Management,
LLC from 2010 to
September 2013;
Associate Financial
Consultant of SVA
Plumb Wealth
Management, LLC
from March 2011
to December 2014.

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

Number of
	Position(s)	Term of		Portfolios
	Held with	Office and	Principal	in Fund	Other
Name,	Wisconsin	Length	Occupation(s)	Complex	Directorships
Address and	Capital	of Time	During Past	Overseen by	Held by
Year of Birth	Funds, Inc.	Served(1)	Five Years	Director	Director
Kristine	Chief	Since	Chief Compliance	N/A	N/A
Anderson	Compliance	August 1,	Officer of
Birth date:1955	Officer	2017	Wisconsin Capital
Management,
LLC, since
August 1, 2017;
Paralegal of the
Department of
Safety and
Professional Services
from September
2012 to August 2013.

The address of each Director and Officer as it relates to the Funds is 8030 Excelsior Drive, Suite 307, Madison, WI  53717.

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.
(3)	Nathan M. Plumb is the son of Thomas G. Plumb. Nathan M. Plumb is an “interested person” of the Funds by virtue of this relationship to Thomas G. Plumb.

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Harlan Moeckler, Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds. Messers. Moeckler and Schlachtenhaufen were appointed to the committee concurrent with their election by the shareholders to the Board of Directors on June 1, 2017. Harlan J. Moeckler has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jay Loewi (Chair), Harlan Moeckler, Patrick J. Quinn and Roy Schlachtenhaufen none of whom is an “interested” person of the Funds. Messers. Moeckler and Schlachtenhaufen were appointed to the committee concurrent with their election by the shareholders to the Board of Directors on June 1, 2017.

The Fund’s Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.plumbfunds.com or upon request, by calling 1-866-987-7888.

2.    QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes 3.8% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	100.00%
Plumb Equity Fund	21.48%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended March 31, 2018, was as follows:

Plumb Balanced Fund	100.00%
Plumb Equity Fund	20.70%

(This Page Intentionally Left Blank.)

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8030 Excelsior Drive, Suite 307
Madison, WI  53717
Telephone:  (608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Harlan Moeckler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2018	FYE 12/31/2017
Audit Fees	$24,800	$24,800
Audit-Related Fees	$0	$0
Tax Fees	$5,000	$5,000
All Other Fees	$1,500	$1,000

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2018	FYE 12/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018	FYE 12/31/2017
Registrant	$1,500	$1,000
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)*    /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date     June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Thomas G. Plumb
Thomas G. Plumb, President (Principal Executive Officer)

Date     June 7, 2018

By (Signature and Title)*    /s/Nathan Plumb
Nathan Plumb, Chief Financial Officer (Principal Financial Officer)

Date     June 7, 2018

* Print the name and title of each signing officer under his or her signature.